Income Taxes (Details) - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Income Taxes [Abstract]
Operating losses, expiring year	2042
Capital loss carry forward	$ 19,596,218	$ 23,435,600